Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating loss	$ (6,045,830)		$ (1,073,490)					$ (11,256,395)	$ (5,104,596)	$ (6,519,918)	$ (8,737,057)
Other expense (income)
Other income, net	(234,597)		1,140					(239,838)	(1,573,748)	(1,601,568)	(1,609,962)
Loss on extinguishment of debt										9,484,113
Interest expense, net	1,402,026		223,492					3,057,660	361,867	725,166	66,943
Total other (income) expense, net	7,130,667		224,632					8,781,060	(1,211,881)	8,607,711	(1,543,019)
Change in fair value, net of warrant liabilities	5,963,238							5,963,238
Net income (loss)	$ (13,176,497)	$ (3,356,956)	$ (1,298,122)	$ (1,074,911)				$ (20,037,455)	$ (3,892,715)	$ (15,127,629)	$ (7,194,038)
Basic and diluted weighted average shares outstanding (in Shares)										678,406	678,400
Diluted weighted average shares outstanding (in Shares)	16,535,661		9,637,962					11,983,183	9,637,962	678,406	678,400
Service	$ 2,964,610		$ 1,844,422					$ 7,996,734	$ 2,799,113	$ 7,854,068	$ 3,184,629
Product										242,637
Service – related party	17,000		129,222					210,400	446,600	332,767	619,883
Product – related party										162,068	189,928
Cost of revenue (exclusive of items shown separately below)	3,781,224		1,446,979					8,220,447	3,609,236	6,850,248	4,059,991
Depreciation and amortization	141,901		88,531					370,306	263,032	365,097	400,432
Research and development	242,996		741,558					2,094,278	2,411,100	3,533,713	4,951,619
General and administrative	$ 4,861,319		$ 770,066					$ 8,778,498	$ 2,066,941	$ 4,362,400	$ 3,319,455
Basic net income (loss) per share of common stock (in Dollars per share)										$ (22.3)	$ (10.6)
Diluted earnings (loss) per share (in Dollars per share)	$ (1.1)		$ (0.13)					$ (2.09)	$ (0.4)	$ (22.3)	$ (10.6)
Revenue
Total revenue	$ 2,981,610		$ 1,973,644					$ 8,207,134	$ 3,245,713	$ 8,591,540	$ 3,994,440
Costs and Expenses
Total costs and expenses	$ 9,027,440		$ 3,047,134					$ 19,463,529	$ 8,350,309	15,111,458	$ 12,731,497
CleanTech Acquisition Corp
Operating costs		1,446,459			$ 1,905,106		$ 1,000			1,201,383
Franchise tax expense		76,033			96,761					97,200
Operating loss		(1,522,492)			(2,001,867)		(1,000)			(1,298,583)
Other expense (income)
Transaction costs allocated to warrant liabilities										(155,037)
Net gain on investments held in Trust Account		235,270			252,815					5,428
Gain on change in fair value of warrant liabilities		503,750			2,917,250
Income (loss) before income taxes		(783,472)			1,168,198
Income taxes		(12,359)			(12,359)
Change in fair value, net of warrant liabilities										1,077,750
Change in fair value of over-allotment option liability										(225,000)
Net income (loss)		$ (795,831)			$ 1,155,839		$ (1,000)			$ (595,442)
Basic and diluted weighted average shares outstanding (in Shares)		21,562,500		3,750,000	21,562,500	3,750,000	3,750,000			11,781,678
Basic net income (loss) per share of common stock (in Dollars per share)		$ (0.04)		$ 0	$ 0.05	$ 0	$ 0			$ (0.05)